SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Life of Fixed Assets (Details)	12 Months Ended
Dec. 31, 2021
Office Equipment and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Office Equipment and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Computers
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	2 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years
Vehicles
Property, Plant and Equipment [Line Items]
Estimated Useful Life	4 years